Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Financial Instruments [Abstract]
Summary of Euro Equivalent the Contractual Amounts of forward Exchange Contracts

The tables below summarise in euro equivalent the contractual amounts of forward exchange contracts used to hedge principally future cash flows from trade receivables and sale orders as at December 31, 2021 and 2020.

	31/12/21	31/12/20
U.S. dollars	20,532	854
British pounds	14,723	8,760
Euro	12,192	11,385
Australian dollars	1,826	1,459
Japanese yen	1,152	1,293
Canadian dollars	812	2,301
Swedish kroner	99	203
Total	51,336	26,255

Summary of Information Regarding the Contract Amount in Estimated Fair Value of All of the Group's Forward Exchange Contacts

The following tables present information regarding the contract amount in euro equivalent amount and the estimated fair value of all of the Group’s forward exchange contracts. Contracts with net unrealized gains are presented as “assets” and contracts with net unrealized losses are presented as “liabilities”.

	2021		2020
	Contract amount	Unrealised gains/(losses)	Contract amount	Unrealised gains/(losses)
Assets	18,159	96	12,587	112
Liabilities	33,177	(691)	13,668	(253)
Total	51,336	(595)	26,255	(141)